Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

23.Subsequent event

On March 1, 2022, the Group acquired all the remaining 45% equity interests from the non-controlling shareholders of Aikesipo Exhibition Display (Tianjin) Co., Ltd. with a consideration of nil. The acquisition of all the non-controlling interests is accounted for as equity transaction.

The Group evaluated subsequent events through April 29, 2022, the date on which the consolidated financial statements were issued, except for the event mentioned above, the Group did not identify any subsequent events that require recognition and disclosure in the consolidated financial statements.